Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Less-Accumulated depreciation	$ (203)	$ (103)
Property plant and equipment, net	1,724	980
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment , gross	130	130
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment , gross	98	64
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment , gross	1,629	830
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment , gross	$ 70	$ 59